Segment information (Tables)	9 Months Ended
May 31, 2026
Segment information
Summary of reportable business segments

Segment results for the three-month period ended May 31, 2026

	Vision Marine	NVG	Total
	$	$	$
Sales of boats	325,945	16,540,610	16,866,555
Sales of parts and boat maintenance	14,388	1,427,081	1,441,469
Boat rental and boat club membership revenue	55,787	7,410	63,197
Sale of powertrain systems	—	—	—
Segment revenues	396,120	17,975,101	18,371,221

Segment gross profit (loss)	30,845	3,157,452	3,188,297

Research and development	49,739	—	49,739
Office salaries and benefits	800,346	1,540,006	2,340,352
Selling and marketing expenses	646,989	1,507,080	2,154,069
Professional fees	551,152	79,123	630,275
Office and general	1,342,051	1,147,356	2,489,407
Share-based compensation	21,035	—	21,035
Depreciation and amortization	88,332	763,613	851,945
Net finance expense (income)	(97,561)	467,045	369,484
Segment expenses	3,402,083	5,504,223	8,906,306

Segment loss before taxes	(3,371,238)	(2,346,771)	(5,718,009)

Segment results for the three-month period ended May 31, 2025

	Vision Marine	NVG	Total
	$	$	$
Sales of boats	114,971	—	114,971
Sales of parts and boat maintenance	7,028	—	7,028
Boat rental and boat club membership revenue	31,405	—	31,405
Sale of powertrain systems	57,304	—	57,304
Segment revenues	210,708	—	210,708

Segment gross profit (loss)	25,210	—	25,210

Research and development	528,777	—	528,777
Office salaries and benefits	512,525	—	512,525
Selling and marketing expenses	740,666	—	740,666
Professional fees	499,256	—	499,256
Office and general	321,127	—	321,127
Share-based compensation	8,440	—	8,440
Depreciation and amortization	95,651	—	95,651
Net finance expense (income)	2,435,885	—	2,435,885
Segment expenses	5,142,327	—	5,142,327

Segment loss before taxes	(5,117,117)	—	(5,117,117)

Segment results for the nine-month period ended May 31, 2026

	Vision Marine	NVG	Total
	$	$	$
Sales of boats	706,266	43,547,077	44,253,343
Sales of parts and boat maintenance	52,775	4,046,546	4,099,321
Boat rental and boat club membership revenue	132,070	25,914	157,984
Sale of powertrain systems	84,901	—	84,901
Segment revenues	976,012	47,619,537	48,595,549

Segment gross profit (loss)	108,260	11,675,844	11,784,104

Research and development	268,752	—	268,752
Office salaries and benefits	2,041,685	5,430,115	7,471,800
Selling and marketing expenses	1,772,077	3,828,219	5,600,296
Professional fees	1,576,658	319,037	1,895,695
Office and general	2,061,023	3,452,823	5,513,846
Share-based compensation	65,146	—	65,146
Depreciation and amortization	294,152	2,200,482	2,494,634
Net finance expense (income)	(1,813,596)	2,201,068	387,472
Segment expenses	6,265,897	17,431,744	23,697,641

Segment loss before taxes	(6,157,637)	(5,755,900)	(11,913,537)

Segment results for the nine-month period ended May 31, 2025

	Vision Marine	NVG	Total
	$	$	$
Sales of boats	227,512	—	227,512
Sales of parts and boat maintenance	36,788	—	36,788
Boat rental and boat club membership revenue	66,323	—	66,323
Sale of powertrain systems	57,304	—	57,304
Segment revenues	387,927	—	387,927

Segment gross profit (loss)	(14,904)	—	(14,904)

Research and development	1,276,326	—	1,276,326
Office salaries and benefits	1,538,915	—	1,538,915
Selling and marketing expenses	1,891,794	—	1,891,794
Professional fees	1,937,474	—	1,937,474
Office and general	925,587	—	925,587
Share-based compensation	31,660	—	31,660
Depreciation and amortization	263,556	—	263,556
Net finance expense (income)	948,432	—	948,432
Segment expenses	8,813,744	—	8,813,744

Segment loss before taxes	(8,828,648)	—	(8,828,648)

Segment assets and liabilities as at May 31, 2026

	Vision Marine	NVG	Total
	$	$	$
Segment assets	16,337,826	28,904,838	45,242,664
Cash and cash equivalents	313,473	500,732	814,205
Inventory	5,608,701	15,123,430	20,732,131
Segment liabilities	9,162,549	30,054,092	39,216,641

Segment assets and liabilities as at August 31, 2025

	Vision Marine	NVG	Total
	$	$	$
Segment assets	23,943,258	45,969,999	69,913,257
Cash and cash equivalents	5,781,142	1,637,637	7,418,779
Inventory	5,296,466	31,575,181	36,871,647
Segment liabilities	3,865,964	57,596,291	61,462,255